FORM N-SAR
	ANNUAL REPORT
	FOR REGISTERED INVESTMENT COMPANIES

Report for six-month period ending:       //      (a)

               or fiscal year ending: 12/31/13 (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)   N

Those items or sub-items with a *after the item number should be completed only if the answer has changed from the previous filing on this form.


1.	A.  Registrant Name: AG Separate Account A of American General
                           Life Insurance Co.

       B.  File Number: 811- 8862

       C.  Telephone Number: (713) 831-3174

2.	A.  Street: 2929 Allen Parkway A6-20

       B.  City: Houston	C.  State: TX		D.  Zip Code: 77019	Zip
Ext:

       E.  Foreign Country:					Foreign Postal Code:

3.	Is this the first filing on this form by Registrant?  (Y/N)   N

4.  	Is this the last filing on this form by Registrant?  (Y/N)   N

5.	Is Registrant a small business investment company (SBIC)?  (Y/N)   N
       [If answer is [Y] (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)   Y
       [If answer is [Y] (Yes) complete only items 111 through 132.]







For period ending   12-31-13
File number 811-8862

Unit Investment Trusts
111. A.  Depositor Name:  American General Life Insurance Co.
        B.  File Number (if any):
        C.  City:  Houston	State :  TX   Zip Code:  77019    Zip Ext.:
              Foreign Counrty:                      Foreign Postal Code:

112. A.  Sponsor Name:  American General  Life Insurance Co.
        B.  File Number (if any):
        C.  City:  Houston    State:  TX     Zip Code: 77019   Zip Ext.:
              Foreign Country:                      Foreign Postal Code:

113. A. * Trustee Name:
        B. * City            State:                     Zip Code:
   Zip Ext.:
             * Foreign Country:                      Foreign Postal Code:

 114. A.   Principal Underwriter Name:  SunAmerica Capital Services, Inc.
      B.   File Number:  008-28733
      C.   City:  Jersey City   State:  NJ   Zip Code:  07311    Zip Ext.:
             Foreign Country:                      Foreign Postal Code:

115. A.    Independent Public Accounts Name:  PricewaterhouseCoopers LLP
     B.    City:  Houston        State:  TX     Zip Code:  77002  Zip Ext.:
             Foreign Country:                      Foreign Postal Code:

116. Family of investment companies information:
A.	Is the Registrant part of a family of investment companies? (Y/N) N
B.	Identify the family in 10 letters:   N/A

117. A.   Is Registrant a separate account of an insurance company? ( Y/N)  Y

If answer is "Yes", are any of the following types of contracts funded by the
Registrant?:
     B.  Variable annuity contracts? (Y/N)  Y
     C.  Scheduled premium variable life contracts? (Y/N) N
     D.  Flexible premium variable life contracts? Y/N)      N
     E.  Other types of insurance products registered under the Securities Act
              of 1933? (Y/N)     N

118.	* State the number of series existing at the end of the period that had
securities registered under the Securities Act of 1933.               2

119.  * State the number of new series for which registration statements under
        the Securities Act of 1933 became effective during the period.    0


For period ending   12-31-13
File number 811-8862

120.  * State the total value of the portfolio securities on the
       date of deposit for the new series included in item 119.          0

121.  * State the number of series for which a current prospectus was
         in existence at the end of the period.        2

122. * State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
        current period.      0

123. 	* State the total value of the additional units considered in answering item 122 ($000's omitted) ______$ 0

124. 	* State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ______________________________$ 0

125. 	* State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrants principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
units of all series of Registrant ($000's omitted)          $ 0

126. 	* Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)
$  0

127.  	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

       Number of	Total Assets	Total Income
   			Series	     	($000's
	Distributions
       Investing	omitted)		($000's omitted)

A.  U.S. Treasury direct issue _______	________	$________	$___________

B.  U.S. Government agency     _______	________	$________	$___________

C.  State and municpal tax-free_______	_______	$________	$___________



For period ending   12-31-13
File number 811-8862

D.  Public utility debt        _______	________	$________	$___________

E.  Brokers or dealers debt or debt of
     Brokers or dealers' parent  _______	________	$________	$___________

F.  All other corporate intermed. & long-
     term debt                    _______	________	$________	$___________

G.  All other corporate short-term
     Debt                         _______	________	$________	$___________

H.  Equity securities of brokers or dealers or
    parents of brokers or dealers _______	________	$________	$___________

I.  Investment company equity securities _______	________	$________
	$___________

J.  All other equity securities   _______	   2 		$ 58,189 	$  727_

K.  Other securities              _______	______	$________	$________

L.  Total assets of all series of
    Registrant 	                _______    2   	$ 58,189	$  727__


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

[If answer is [N] (No), go to item 131.]

129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)__________________________

[If answer is [N] (No), go to item 131.]

130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)____________

131.  Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted)             $728


For period ending   12-31-13
File number 811-8862

132. List the [811] (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

       811- 8862  	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____






For period ending   12-31-13
File number 811-8862









SIGNATURE PAGE




This report is signed on behalf of the registrant (or depositor or trustee).

City of: Houston            State of : TX         Date: ___2/25/2014_________


Name of Registrant. Depositor, or Trustee:

A.G. Separate Account A (registrant) by American General Life Insurance Company (depositor)


BY (Name and Title):

/s/                                   	/s/
David Jorgensen	 				Chris Thomas
Senior Vice President				Assistant Secretary
American General Life Insurance Co.		American General Life Insurance Co.